FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

NOTE 22 – FINANCIAL INSTRUMENTS

a)	Categories of financial assets and financial liabilities

The following tables set out, for financial assets and liabilities as of December 31, 2024 and 2023 their category of financial instrument and the details of profits and losses generated according to each category.

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2024	cost	loss	income	Total
Assets
Cash and cash equivalents	226,727	91,592	—	318,319
Investments	20,632	12,952	—	33,584
Trade receivables	296,424	—	—	296,424
Other receivables	16,378	3,496	—	19,874
Total	560,161	108,040	—	668,201
Liabilities
Trade payables	461,163	—	—	461,163
Borrowings	2,878,004	—	—	2,878,004
Leases liabilities	212,976	—	—	212,976
Other liabilities	16,280	1,244	—	17,524
Total	3,568,423	1,244	—	3,569,667

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2023	cost	loss	income	Total
Assets
Cash and cash equivalents	275,506	72,424	—	347,930
Investments	26,371	243,588	—	269,959
Trade receivables	289,887	—	—	289,887
Other receivables	47,067	22	4,326	51,415
Total	638,831	316,034	4,326	959,191
Liabilities
Trade payables	779,088	—	—	779,088
Borrowings	4,634,160	—	—	4,634,160
Leases liabilities	193,036	—	—	193,036
Other liabilities	31,240	3,469	—	34,709
Total	5,637,524	3,469	—	5,640,993

Gains and losses by category – Year 2024

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	(36,276)	39,991
Financial liabilities at amortized cost	1,632,087	(133,540)
Financial assets at fair value through profit or loss	(45,409)	—
Financial liabilities at amortized cost through profit or loss	(407)	—
Total	1,549,995	(93,549)

Gains and losses by category – Year 2023

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	137,618	54,055
Financial liabilities at amortized cost	(1,650,848)	(48,217)
Financial assets at fair value through profit or loss	193,309	140,072
Financial liabilities at amortized cost through profit or loss	(67,803)	—
Total	(1,387,724)	145,910

Gains and losses by category – Year 2022

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	39,509	30,957
Financial liabilities at amortized cost	139,282	(112,712)
Financial assets at fair value through profit or loss	(64,998)	(4,972)
Financial liabilities at fair value through profit or loss	(37,527)	—
Total	76,266	(86,727)

b)	Fair value hierarchy and other disclosures

The Company presents the judgments and estimates made to determine the fair values of the financial instruments that are recognized and measured at fair value in its consolidated financial statements.

The measurement at fair value of the financial instruments of Telecom are classified according to the three levels set out in IFRS 13:

-	Level 1: Fair value determined by quoted prices (unadjusted) in active markets for identical assets or liabilities.
-

Level 2: Fair value determined based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (e.g., as prices) or indirectly (e.g., derived from prices).

-	Level 3: Fair value determined by unobservable inputs where the reporting entity is required to develop its own assumptions.

Financial assets and liabilities recognized at fair value as of December 31, 2024 and 2023, and the level of hierarchy are listed below:

As of December 31, 2024	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	93,158	—	93,158
Government bonds (1) (2)	11,386	—	11,386
Other receivables: Compensation received for company acquisitions (3)	—	1,079	1,079
Non-current Assets
Other receivables: Compensation received for company acquisitions (3)	—	2,417	2,417
Total assets	104,544	3,496	108,040
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	643	643
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	601	601
Total liabilities	—	1,244	1,244

As of December 31, 2023	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	31,414	—	31,414
Government bonds (1) (2)	284,598	—	284,598
Other receivables: DFI (4)	—	3,374	3,374
Other receivables: Indemnification assets (3)	—	22	22
Non-current Assets
Other receivables: DFI (4)	—	952	952
Total assets	316,012	4,348	320,360
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	1,235	1,235
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	2,234	2,234
Total liabilities	—	3,469	3,469
(1)	The Mutual funds are included in Cash and cash equivalentsand Investments. The Government bonds are included in Cash and cash equivalents and Investments.
(2)

The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end. A market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

(3)	The fair value was determined by the variation between the quoted values of certain public securities in foreign currency and Argentine pesos.
(4)

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. The techniques used for the measurement of financial instruments, are detailed below: a) DFI for forward purchases of US dollars and RMB, corresponds to the variation between the market prices at the end of the fiscal year and the time of agreement and; b) DFI interest rate swap corresponds to the present value of estimated future cash flows based on observable yield curves obtained in the market.

During the years ended December 31, 2024 and 2023, there were no transfers between Levels of the fair value hierarchy.

Additionally, the methods and assumptions used to estimate the fair values of each class of financial instrument are as follows:

Trade receivables and Other receivables: Carrying amounts are considered to approximate fair value due to the short term nature of these receivables. Noncurrent trade receivables have been recognized at their amortization cost, using the effective interest method and are not significant.

Trade payables and Other liabilities: The carrying amount of trade payables and other liabilities to approximates its fair value due to the short term nature of these debts. Noncurrent trade payables and other liabilities have been discounted.

Borrowings

As of December 31, 2024, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	2,410,891	2,246,719
Other borrowings	467,113	468,133
	2,878,004	2,714,852

As of December 31, 2023, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	2,843,432	2,635,181
Other borrowings	1,790,728	1,804,274
	4,634,160	4,439,455

The fair value of the loans was assessed as follows:

a)	The fair value of Notes traded in active markets was measured based on quoted market prices at the end of the reporting period. As a result, its valuation classifies as Level 1.
b)	The fair value of Notes that are not traded in an active market was measured based on quotes provided by first-tier financial entities, so their valuation qualifies as Level 2.
c)	Fort the rest of the borrowings, the fair values were calculated based on cash flows discounted using a current lending rate, so as they are classified as level 3.
c)	Hedge accounting

Derivatives are used by Telecom and its subsidiaries to manage their exposure to exchange rate and interest rate risks.

The position of DFIs in the consolidated statements of financial position and amounts recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income, are detailed below:

	As of December 31,
	2024	2023
Other receivables current - DFI: SOFR	—	3,374
Other receivables non current - DFI: SOFR	—	952
Total assets	—	4,326

	Years ended December 31,
	2024	2023	2022
	Profit (loss)
Foreign currency exchange effect	2,995	17,273	(10,544)
Interests on borrowings	(2,747)	(2,705)	(997)
Financial results	248	14,568	(11,541)
DFI effects classified as hedges	(5,913)	2,859	4,122
Other comprehensive income (loss)	(5,913)	2,859	4,122

●	Interest rate swaps – cash flow hedges

In August 2024, the Company cancelled the several DFI agreements, to hedge the fluctuation of SOFR from the IFC loan signed on June 28, 2022, for its total amount, for the period beginning February 15, 2023 to August 15, 2025. The agreements entered into covered a total amount of US$184.5 million. The interest rates were set at 3.605%, 3.912% and 3.895%, respectively.

In September 2022, the several DFI agreements were finalized to hedge the fluctuation of LIBOR from the IFC loan amounting to US$400 million and from the IIC loan amounting to US$100 million. The mentioned agreements hedged a total amount of US$440 million. Such DFI allows fixing the variable rate in a range between 2.085% and 2.4525% nominal annual rate.

●	Exchange rate Hedges

During year ended December 31, 2024, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$50 million fixing the average exchange rate in 1,004 Argentine pesos/US$, expiring between July and August 2024.

During year ended December 31, 2023, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$752 million fixing the average exchange rate in 279.8 Argentine pesos/US$, expiring between February 2023 and November 2023. Additionally, entered into one DFI agreement to RMB20 million fixing the average exchange rate in 37 Argentine pesos/RMB, $, expiring in May 2023 and July 2023.

During year ended December 31, 2022, Telecom Argentina entered into several DFI agreements to hedge the fluctuation of the exchange rate from its loan portfolio amounting to US$262 million fixing the average exchange rate in 166.1 Argentine pesos/US$, expiring between February 2022 and June 2023. Additionally, on December 2022, entered into one DFI agreement to RMB15 million fixing the average exchange rate in 27.8 Argentine pesos/RMB, expiring in January 2023.

d)	Offsetting of financial assets and financial liabilities

Telecom and its subsidiaries offset the financial assets and liabilities to the extent that such offsetting is provided by offsetting agreements and provided that Telecom has the intention to make such offsetting. The main financial assets and liabilities offset correspond to transactions with other national and foreign operators including interconnection, carriers and Roaming (being offsetting a standard practice in the telecommunications industry at the international level that Telecom and its subsidiaries applies regularly). Offsetting is also applied to transactions with agents.

The following table presents financial assets and liabilities that are offset as of December 31, 2024 and 2023:

	As of December 31, 2024
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	312,860	23,427	(477,599)	(21,077)
Offsetting	(16,436)	(3,553)	16,436	3,553
Current and noncurrent assets (liabilities) – Carrying Value	296,424	19,874	(461,163)	(17,524)

	As of December 31, 2023
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	305,745	53,314	(794,946)	(36,608)
Offsetting	(15,858)	(1,899)	15,858	1,899
Current and noncurrent assets (liabilities) – Carrying Value	289,887	51,415	(779,088)	(34,709)